Subsequent Events (Q3) (Details) - USD ($) $ in Millions		9 Months Ended
	Jul. 22, 2020	Jun. 30, 2020	Feb. 11, 2020	Feb. 10, 2020
Revolving Credit Facility [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity			$ 10.0	$ 5.0
Credit facility maturity date		Feb. 11, 2025
Subsequent Event [Member] | Refinanced Credit Facility [Member]
Line of Credit Facility [Abstract]
Credit facility accordion feature amount	$ 50.0
Additional rate over base, percentage	2.00%
Credit facility interest rate	1.75%
Subsequent Event [Member] | Refinanced Credit Facility [Member] | Federal Funds Rate [Member]
Line of Credit Facility [Abstract]
Additional rate over base, percentage	0.50%
Subsequent Event [Member] | Refinanced Credit Facility [Member] | Adjusted LIBO Rate [Member]
Line of Credit Facility [Abstract]
Additional rate over base, percentage	1.00%
Debt instrument, term of variable rate	1 month
Subsequent Event [Member] | Refinanced Credit Facility [Member] | Adjusted LIBO Rate [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Additional rate over base, percentage	3.00%
Subsequent Event [Member] | Refinanced Credit Facility [Member] | Eurodollar [Member]
Line of Credit Facility [Abstract]
Equivalent percentage obtained rate	1.00%
Subsequent Event [Member] | Refinanced Credit Facility [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity	$ 30.0
Credit facility maturity date	Jul. 22, 2025
Borrowings outstanding	$ 0.0
Subsequent Event [Member] | Refinanced Credit Facility [Member] | Letter of Credit [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity	5.0
Subsequent Event [Member] | Term Loan [Member] | Refinanced Credit Facility [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity	80.0
Subsequent Event [Member] | Term and Revolver Credit Facility with Goldman Sachs Specialty Lending Group, L.P. [Member]
Line of Credit Facility [Abstract]
Repayment of debt	109.0
Subsequent Event [Member] | Term and Revolver Credit Facility with Goldman Sachs Specialty Lending Group, L.P. [Member] | Cash [Member]
Line of Credit Facility [Abstract]
Repayment of debt	29.0
Subsequent Event [Member] | Term and Revolver Credit Facility with Goldman Sachs Specialty Lending Group, L.P. [Member] | Refinanced Credit Facility [Member]
Line of Credit Facility [Abstract]
Repayment of debt	$ 80.0
Subsequent Event [Member] | Swingline Loans [Member] | Base Rate [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Additional rate over base, percentage	2.00%
Subsequent Event [Member] | Swingline Loans [Member] | Refinanced Credit Facility [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity	$ 5.0
Subsequent Event [Member] | First Amendment to Inventory Financing Facility [Member] | Refinanced Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity	$ 160.0